Summary of accounting policies - Additional information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)	Mar. 31, 2016 JPY (¥)
Accounting Policy [Line Items]
Number of business segments	3
Reclassification amounts of Receivables from other than customers to Receivables from customers	¥ 159,708
Reclassification amounts of Other assets-Other to Receivables from other than customers	88,701
Net receivables arising from unsettled securities transactions	419,161	¥ 82,672
Reclassification amounts of Payables to other than customers to Payables to customers	60,250
Depreciation and amortization charges of both owned and capital lease assets	71,579	70,928	¥ 79,394
Investments in equity securities	150,760	146,730
Accounting Standards Update 2014-09 [Member]
Accounting Policy [Line Items]
New accounting standards impact on Retained earnings	1,564
New accounting standards impact on Payables to other than customers	517
New accounting standards impact on Other long-term assets	1,750
New accounting standards impact on Deferred tax assets	703
Tax Cuts and Jobs Act [Member]
Accounting Policy [Line Items]
Reduction in deferred tax liabilities and income tax expense	2,776
Listed equity [Member]
Accounting Policy [Line Items]
Investments in equity securities	111,297	107,800
Unlisted equity [Member]
Accounting Policy [Line Items]
Investments in equity securities	39,463	38,930
Information processing and communications [Member]
Accounting Policy [Line Items]
Depreciation and amortization charges of both owned and capital lease assets	58,300	56,186	61,906
Occupancy and related depreciation [Member]
Accounting Policy [Line Items]
Depreciation and amortization charges of both owned and capital lease assets	¥ 13,279	¥ 14,742	¥ 17,488
Minimum [Member]
Accounting Policy [Line Items]
Ownership percentage	20.00%
Maximum [Member]
Accounting Policy [Line Items]
Ownership percentage	50.00%
Limited partnership [Member] | Minimum [Member]
Accounting Policy [Line Items]
Ownership percentage	3.00%